Debt	12 Months Ended
Dec. 31, 2015
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2015 and 2014, amounted to $7,439 million and $7,665 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2015	2014
Short-term debt (weighted-average interest rate of 4.2% and 5.8%, respectively)	278	299
Current maturities of long-term debt (weighted-average nominal interest rate of 2.0% and 5.9%, respectively)	1,176	54

Total	1,454	353

        Short-term debt primarily represented short-term loans from various banks and issued commercial paper.

        At December 31, 2015, the Company had in place two commercial paper programs: a $2 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies (which replaced the previous $1 billion Euro-commercial paper program in February 2014), and a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States. During 2014, the Company terminated its 5 billion Swedish krona commercial paper program which provided for the issuance of Swedish krona and euro-denominated commercial paper. At December 31, 2015 and 2014, $132 million and $120 million, respectively, was outstanding under the $2 billion program in the United States.

        In addition, during 2014, the Company replaced its $2 billion multicurrency revolving credit facility, maturing 2015, with a new 5-year multicurrency credit facility maturing in 2019. The new credit facility provided the Company an option in 2015 and 2016 to extend the maturity to 2020 and 2021, respectively. The Company exercised the option in 2015 to extend the maturity of the facility to 2020. The facility is for general corporate purposes. Interest costs on drawings under the facility are LIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of 0.20 percent, while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which represents commitment fees of 0.07 percent per annum. Utilization fees, payable on drawings, amount to 0.075 percent per annum on drawings up to one-third of the facility, 0.15 percent per annum on drawings in excess of one-third but less than or equal to two-thirds of the facility, or 0.30 percent per annum on drawings over two-thirds of the facility. No amount was drawn at December 31, 2015 and 2014. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the interest characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2015			2014
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,285	2.7%	0.8%	2,310	2.7%	1.1%
Fixed rate	4,876	3.2%	3.2%	5,056	3.2%	3.2%

	7,161			7,366
Current portion of long-term debt	(1,176)	2.0%	1.4%	(54)	5.9%	5.9%

Total	5,985			7,312

        At December 31, 2015, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2016	1,145
2017	823
2018	371
2019	1,381
2020	7
Thereafter	3,262

Total	6,989

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2015			2014
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
2.5% USD Notes, due 2016	USD	600	$599	USD	600	$598
1.25% CHF Bonds, due 2016	CHF	500	$510	CHF	500	$511
1.625% USD Notes, due 2017	USD	500	$499	USD	500	$498
4.25% AUD Notes, due 2017	AUD	400	$297	AUD	400	$334
1.50% CHF Bonds, due 2018	CHF	350	$352	CHF	350	$351
2.625% EUR Instruments, due 2019	EUR	1,250	$1,363	EUR	1,250	$1,515
4.0% USD Notes, due 2021	USD	650	$641	USD	650	$640
2.25% CHF Bonds, due 2021	CHF	350	$383	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$279	USD	250	$283
2.875% USD Notes, due 2022	USD	1,250	$1,275	USD	1,250	$1,271
4.375% USD Notes, due 2042	USD	750	$722	USD	750	$721

Total			$6,920			$7,100

(1)	USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrears, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 1.50% CHF Bonds, due 2018, pay interest annually in arrears at a fixed annual rate of 1.5 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled.

        The 2.625% EUR Instruments, due 2019, pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

        The 1.625% USD Notes, due 2017, pay interest semi-annually in arrears at a fixed annual rate of 1.625 percent. The 2.875% USD Notes, due 2022, pay interest semi-annually in arrears at a fixed annual rate of 2.875 percent. The 4.375% USD Notes, due 2042, pay interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem any of these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided. The Company has entered into interest rate swaps for an aggregate nominal amount of $1,050 million to partially hedge its interest obligations on the 2.875% USD Notes, due 2022. After considering the impact of such swaps, $1,050 million of the outstanding principal is shown as floating rate debt in the table of long-term debt above.

        The 5.625% USD Notes, due 2021, pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. The Company has the option to redeem the notes prior to maturity at the greater of (i) 100 percent of the principal amount of the notes to be redeemed, and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 4.25% AUD Notes, due 2017, pay fixed interest of 4.25 percent semi-annually in arrears. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Australian dollar obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2015 and 2014, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.